CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Installed capacity (MW) | MW	3,601
Net balance of assets based on historical cost	R$ 219
Net balance of assets based on fair value	644
Financial Update	44
Net balance of assets	R$ 691
Usina hidreletrica tress marias [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	396.00
Net balance of assets based on historical cost	R$ 71
Net balance of assets based on fair value	167
Financial Update	12
Net balance of assets	R$ 179
Usina hidreletrica salto grande [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	102.00
Net balance of assets based on historical cost	R$ 12
Net balance of assets based on fair value	86
Financial Update	6
Net balance of assets	R$ 92
Usina hidreletrica itutinga [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	52.00
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value	10
Financial Update	1
Net balance of assets	R$ 11
Usina hidreletrica camargos [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	46.00
Net balance of assets based on historical cost	R$ 7
Net balance of assets based on fair value	20
Financial Update	1
Net balance of assets	R$ 21
Cemig PCH piau [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	18.01
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value	4
Net balance of assets	R$ 5
Cemig PCH gafanhoto [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	14.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value	5
Net balance of assets	R$ 6
Cemig PCH peti [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	9.40
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value	6
Net balance of assets	R$ 6
Cemig PCH dona rita [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Sep. 2013
Installed capacity (MW) | MW	2.41
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value	2
Net balance of assets	R$ 2
Cemig PCH tronqueiras [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.50
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value	9
Financial Update	1
Net balance of assets	R$ 9
Cemig PCH joasal [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.40
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value	6
Net balance of assets	R$ 7
Cemig PCH martins [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.70
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value	4
Net balance of assets	R$ 5
Cemig PCH cajuru [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.20
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value	19
Financial Update	1
Net balance of assets	R$ 20
Cemig PCH paciencia [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4.08
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value	4
Net balance of assets	R$ 4
Cemig PCH marmelos [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value	2
Net balance of assets	R$ 3
Usina hidreletrica volta grande [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Feb. 2017
Installed capacity (MW) | MW	380.00
Usina hidreletrica miranda [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Dec. 2016
Installed capacity (MW) | MW	408.00
Net balance of assets based on historical cost	R$ 35
Net balance of assets based on fair value	91
Financial Update	7
Net balance of assets	R$ 97
Usina hidreletrica jaguara [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Aug. 2013
Installed capacity (MW) | MW	424.00
Net balance of assets based on historical cost	R$ 46
Net balance of assets based on fair value	138
Financial Update	10
Net balance of assets	R$ 148
Usina hidreletrica sao simao [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Jan. 2015
Installed capacity (MW) | MW	1,710
Net balance of assets based on historical cost	R$ 27
Net balance of assets based on fair value	71
Financial Update	5
Net balance of assets	R$ 77